SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT
14.    SUBSEQUENT EVENT
Delisting
On January 11, 2022, the Company was notified by the Nasdaq Listing Qualifications Staff (“Staff”) that the Staff had determined to delist the Company’s securities unless the Company timely requested a hearing before a Nasdaq Hearings Panel (the “Panel”). The Staff’s determination was based upon its conclusion that the Company is a “public shell” as that term is defined in Nasdaq Listing Rule 5101 as the result of the Company’s sale of substantially all of its assets on December 30, 2021. On February 17, 2022, the Company’s CEO and CFO attended along with its outside counsel, Kirkland & Ellis LLP, and Donohoe Advisory Associates LLC. Drew Chen of Bain Capital Asia (“Bain”) attended the hearing. The Company advised that, it began exploring strategic alternatives, including business combinations. On February 8, 2022, the Company executed a definitive agreement with NaaS for an all-share
merger. Finally, the Panel has determined to grant the Company’s request for an exception until June 30, 2022, to allow it to complete a business combination with NaaS and evidence compliance with all initial listing standards of The Nasdaq Stock Market.
Plan of Merger
On February 8, 2022, the Company and Data Auto Inc. (“NaaS”), a leading operation and technology provider serving China’s electric vehicle charging market, executed a definitive Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which the shareholders of NaaS will exchange all of the issued and outstanding share capital of NaaS for newly issued shares of the Company on the terms and conditions set forth therein in a transaction exempt from the registration requirements under the Securities Act of 1933 (the “Transaction”). Upon consummation of the Transaction, NaaS will become a wholly-owned subsidiary of the Company. On April 29, 2022, the Company’s extraordinary general meeting of shareholders (the “EGM”) was held. At the EGM, shareholders approved, through a special resolution, the transactions contemplated in the Merger Agreement.
Amendment on convertible loan maturity date
On March 28, 2022, the Company signed an amendment agreement of RMB108,334 (US$17,000) convertible loan with Bain Capital Education IV to extend the maturity date to June 30, 2023. As the amendment was made before the issuance of the consolidated financial statements for the year ended December 31, 2021, the convertible loan was presented as non-current liabilities in the consolidated balance sheet as of December 31, 2021.